Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9.	Property and equipment, net
Property and equipment consist of the following:

	As of
	December 31, 2019	December 31, 2020
Cost:
Office equipment	26,203,041	24,261,802
Leasehold improvements	12,575,518	17,948,499

Total cost	38,778,559	42,210,301
Less: Accumulated depreciation	(14,663,185)	(24,997,502)

Property and equipment, net	24,115,374	17,212,799

Depreciation expense recognized for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	Year ended December 31,
	2018	2019	2020
Cost of revenues	156,725	3,182,644	3,463,304
Research and development expenses	3,238,987	5,075,929	6,653,321
Sales and marketing expenses	417,934	959,610	973,899
General and administrative expenses	477,638	785,472	1,053,401

Total	4,291,284	10,003,655	12,143,925